FINANCIAL INSTRUMENTS, DERIVATIVES AND HEDGING ACTIVITIES - Net of Tax Activity in Accumulated Other Comprehensive Income Related to Cash Flow Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss) balance at beginning of year	$ (3,710)
Adoption of new accounting standard	8,726	$ 7,912	$ 7,866	$ (161)	$ 9,109
(Loss) gain in fair value of derivatives during the year	(112)	(39)
Amount reclassified to earnings during the year			12
Accumulated other comprehensive income (loss) balance at end of year	(3,314)	(3,710)
Deferred, net after-tax gains on derivative instruments	23
Continuing Operations
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss) balance at beginning of year	(41)	(1)	(10)
Adoption of new accounting standard		0	(1)		$ 0
(Loss) gain in fair value of derivatives during the year	(117)	(36)
(Loss) gain in fair value of derivatives during the year			(1)
Amount reclassified to earnings during the year	5	(3)
Amount reclassified to earnings during the year			10
Accumulated other comprehensive income (loss) balance at end of year	$ (153)	$ (41)	$ (1)